LOANS AND RECEIVABLES FROM BANKS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Subtotal	$ 70,077	$ 150,568
Loans And Receivables From Banks, Net [Member] | Local Banks [Member]
Disclosure of financial assets [line items]
Allowances for loans losses
Subtotal
Loans And Receivables From Banks, Net [Member] | Local Banks [Member] | Loans To Local Banks [Member]
Disclosure of financial assets [line items]
Notional value
Loans And Receivables From Banks, Net [Member] | Foreign Banks [Member]
Disclosure of financial assets [line items]
Allowances for loans losses	(208)	(212)
Subtotal	36,073	150,568
Loans And Receivables From Banks, Net [Member] | Foreign Banks [Member] | InterbanksCashLoansMember
Disclosure of financial assets [line items]
Notional value	862	59,393
Loans And Receivables From Banks, Net [Member] | Foreign Banks [Member] | Loans To Foreign Banks [Member]
Disclosure of financial assets [line items]
Notional value	13,875	27,618
Loans And Receivables From Banks, Net [Member] | Foreign Banks [Member] | Non-Transferrable Deposits With Foreign Banks [Member]
Disclosure of financial assets [line items]
Notional value	21,544	63,769
Loans And Receivables From Banks, Net [Member] | Banco Central of Chile [Member]
Disclosure of financial assets [line items]
Allowances for loans losses	34,004
Subtotal	70,077	150,568
Loans And Receivables From Banks, Net [Member] | Banco Central of Chile [Member] | Deposits In The Central Bank Of Chile [Member]
Disclosure of financial assets [line items]
Notional value	$ 34,004